Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Total due to related parties	$ 297,559	$ 193,841
Mr. Mei Kanayama [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties	63,916	170,397
Seihinkokusai [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties	$ 233,643	$ 23,444